Other Accrued Liabilities - Schedule of Other Accrued Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Schedule of Other Accrued Liabilities [Abstract]
Accrued expenses	$ 480	$ 479
Others	536	535
Total other accrued liabilities	$ 1,016	$ 1,014